Subsidiaries - Less Than Wholly Owned Subsidiaries of the Company That Have Material Noncontrolling Interests (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2023 USD ($)
Disclosure of subsidiaries [Line Items]
Profit attributable to noncontrolling interests	$ 1,103	$ 36	$ 1,511	$ 1,431
Accumulated Noncontrolling Interests	$ 12,432		$ 12,408		$ 406
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation	Taiwan	Taiwan
Principal Place of Business	Taiwan	Taiwan
Proportion of Ownership Interests Held by Noncontrolling Interests	72.00%	72.00%	72.00%
Proportion of Voting Rights Held by Noncontrolling Interests	72.00%	72.00%	72.00%
Profit attributable to noncontrolling interests	$ 510		$ 462	421
Accumulated Noncontrolling Interests	$ 4,533		$ 4,454
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation	Taiwan	Taiwan
Principal Place of Business	Taiwan	Taiwan
Proportion of Ownership Interests Held by Noncontrolling Interests	66.00%	66.00%	66.00%
Proportion of Voting Rights Held by Noncontrolling Interests	66.00%	66.00%	66.00%
Profit attributable to noncontrolling interests	$ 15		$ 496	$ 588
Accumulated Noncontrolling Interests	4,994		5,235
Individually immaterial subsidiaries with noncontrolling interests [Member]
Disclosure of subsidiaries [Line Items]
Accumulated Noncontrolling Interests	$ 2,905		$ 2,719